Machinery, Equipment and Improvements on Leased Buildings - Summary of Net Balances of Machinery, Equipment and Improvements on Leased Buildings (Detail) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	$ 1,655,688	$ 1,630,393	$ 1,555,593	$ 812,653
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	1,197,349	1,254,469	1,225,595
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	123,805	100,623	74,558
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	251,071	219,619	214,725
Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	12,510	11,663	13,675
Communication equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	13,656	13,943	15,416
Improvements on leased buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property plant and equipment	$ 57,297	$ 30,076	$ 11,624